Note 23 - Commitments and Contingencies - Minimum Contractual Purchase Commitments Obligation Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 182,684
2021	8,126
2022	1,179
2023
2024
Total minimum contractual purchase commitments	$ 191,989